Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Trade accounts payable
Suppliers and contractors		$ 207,190	$ 212,939	$ 165,165
Other accounts payable		42,317	39,892	78,702
Statutory employee profit sharing		6,475	9,242	9,491
Trade accounts payable	$ 12,971	$ 255,982	$ 262,073	$ 253,358